A.B. KORELIN & ASSOCIATES INC.

17404 163rd Place SE	Phone: 206-219-3820
Renton, Washington 98058	Fax: 206-232-1196

On behalf of San Antonio Ventures, Inc., we hereby submit San Antonio's initial Form 20-F Registration Statement via EDGAR.

To respond to this filing, please contact me at the numbers listed above or Christopher Dyakowski, President and CEO of San Antonio, by phone at (604) 250-2844 or by E-mail at dyakowski@telus.net.

Sincerely,

/s/  "Steve Taylor"

Steve Taylor

A.B. Korelin & Associates